FEDERATED GLOBAL ALLOCATION FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 30, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED GLOBAL ALLOCATION FUND (the “Trust”)

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

Class R6 Shares

1933 Act File No. 2-10415

1940 Act File No. 811-1

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 140 on January 26, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1165.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary